Document and Entity Information	Oct. 15, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001330399
Document Type	8-K
Document Period End Date	Oct. 15, 2024
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	301 Grant Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	301 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219